SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2017


                  AMERICAN GENERAL LIFE INSURANCE COMPANY
                  ---------------------------------------

                         VARIABLE SEPARATE ACCOUNT
                    Polaris Advantage Variable Annuity
                 Polaris Advantage II Variable Annuity
                   Polaris Advisor Variable Annuity
                  Polaris Advisor III Variable Annuity
                   Polaris Protector Variable Annuity
               Polaris II Platinum Series Variable Annuity
                WM Diversified Strategies Variable Annuity
              WM Diversified Strategies III Variable Annuity

                      VARIABLE ANNUITY ACCOUNT SEVEN
                  Polaris II Asset Manager Variable Annuity

         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
         ----------------------------------------------------------------

                         FS VARIABLE SEPARATE ACCOUNT
                         FSA Advisor Variable Annuity
                           Polaris Variable Annuity
                         Polaris II Variable Annuity
               Polaris II A-Class Platinum Series Variable Annuity
                      Polaris Advantage Variable Annuity
                     Polaris Advantage II Variable Annuity
                       Polaris Choice Variable Annuity
                     Polaris Choice III Variable Annuity
                WM Diversified Strategies III Variable Annuity

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                 ---------------------------------------------
                         VALIC SEPARATE ACCOUNT A
                     Polaris Choice Elite Variable Annuity

On May 1, 2017, Principal Management Corporation and Edge Asset
Management merged into and with Principal Global Investors, LLC. All references in the Prospectus to Edge Asset Management as the manager of the following Underlying Funds are hereby changed to Principal Global Investors, LLC. as follows:

Underlying Funds:          Managed by:            Trust:
Asset Allocation           Principal Global       Anchor Series Trust
Portfolio                  Investors, LLC
Equity Income Account*     Principal Global       Principal Variable Contracts
                           Investors, LLC         Funds, Inc.
Balanced*                  Principal Global       Principal Variable Contracts
                           Investors, LLC         Funds, Inc.
Conservative Balanced*     Principal Global       Principal Variable Contracts
                           Investors, LLC         Funds, Inc.
Conservative Growth*       Principal Global       Principal Variable Contracts
                           Investors, LLC         Funds, Inc.
Flexible Income*           Principal Global       Principal Variable Contracts
                           Investors, LLC         Funds, Inc.
Strategic Growth*          Principal Global       Principal Variable Contracts
                           Investors, LLC         Funds, Inc.
Income Account*            Principal Global       Principal Variable Contracts
                           Investors, LLC         Funds, Inc.
MidCap Account*            Principal Global       Principal Variable Contracts
                           Investors, LLC         Funds, Inc.
Short-Term Income Account* Principal Global       Principal Variable Contracts
                           Investors, LLC         Funds, Inc.
Government & High Quality  Principal Global       Principal Variable Contracts
Bond Account*              Investors, LLC         Funds, Inc.
Principal Capital          Principal Global       Principal Variable Contracts
Appreciation Account*      Investors, LLC         Funds, Inc.

*Not all of the Underlying Funds  listed above may be available in your product.

Dated:  May 16, 2017

                  Please keep this Supplement with your Prospectus